Finance Profit/(Loss) - Schedule of Information About Segregated Investment Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	R$ 128,371	R$ 64,322	R$ 110,474
Investment losses	0	0	(111)
Mutual Funds And Fixed Income Investments [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	120,911	62,098	109,657
Mutual Funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment losses	0	0	0
Private Equity Funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	7,460	2,224	817
Investment losses	R$ 0	R$ 0	R$ (111)